RELATED PARTY TRANSACTIONS AND BALANCES (Details) € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	¥ 21,882	$ 3,082	€ 750	¥ 13,862	¥ 12,785
Related party
RELATED PARTY TRANSACTIONS AND BALANCES
Due to related party	77			71
Allowance for expected credit losses	(63)			(37)
Total	235			184
Related party | Trip.com
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	174			73
Due to related party	48			38
Related party | Trip.com | Commission expenses
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties	260			55	99
Related party | Trip.com | Lease expenses
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties	19			19	19
Related party | Trip.com | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	112			93	62
Related party | Lianquan
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	45			46
Related party | Lianquan | Sublease income
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	10			12	10
Related party | Huamai
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	22
Related party | Zhuchuang
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	14			24
Related party | Cjia Group
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	9			28
Due to related party	16			26
Related party | Cjia Group | Lease expenses
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties	37			31	12
Related party | Cjia Group | Goods sold and service provided
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	17			4	11
Related party | Cjia Group | Sublease income
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	5			5	6
Related party | Cjia Group | Business acquisition of CitiGO
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties					783
Related party | Cjia Group | Business acquisition
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties					51
Related party | Sheen Star
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties				29
Related party | Sheen Star | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	5			4	5
Related party | Sheen Star | Interest income
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	10
Related party | Others
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	34			21
Due to related party	13			7
Related party | Huali Jinshi | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties					42
Related party | Accor | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues					3
Related party | Accor | Brand use fee, reservation fee and other related service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties					22
Related party | Hitone
RELATED PARTY TRANSACTIONS AND BALANCES
Loan payment					¥ 5
Related party | AZURE | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	¥ 17			¥ 5